Summary of significant accounting policies (Finance Receivables on Nonaccrual Status) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	¥ 48,330	¥ 35,459
Retail Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	9,401	6,897
Finance Lease Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	2,431	2,117
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	18,217	12,484
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	¥ 18,281	13,856
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status		¥ 105